Related Parties - Narrative (Details) - EUR (€)		12 Months Ended
	Jan. 05, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Unearned premiums		€ 5,303,931	€ 2,654,581
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)		50.00%
Telefónica Factoring España, S.A. Factoring services provider
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in subsidiary (as a percent)		50.00%
Adquira Espana, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (as a percent)		44.44%
Blackrock inc.
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)		4.99%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)		4.49%
BBVA | Adquira Espana, S.A.
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture (as a percent)		44.44%
Caixabank
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)		4.48%
Telefónica Digital España, S.L. Developer Telco Services Holding Company | Movistar Consumer Finance Colombia SAS.
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in joint venture	50.00%
BBVA
Disclosure of transactions between related parties [line items]
Significant shareholder stake of the Company (as a percent)		0.66%	0.66%
Collateral guarantees on derivatives		€ 147,000,000	€ 148,000,000
Receipt of services		14,000,000	6,000,000
Caixabank
Disclosure of transactions between related parties [line items]
Collateral guarantees on derivatives		190,000,000	89,000,000
Receipt of services		10,000,000	15,000,000
Global Dominion Access Group
Disclosure of transactions between related parties [line items]
Receipt of services		11,000,000
Derivative instruments | BBVA
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument		6,664,000,000	10,537,000,000
Derivative fair value		314,000,000	201,000,000
Collateral guarantees on derivatives		262,000,000	164,000,000
Derivative instruments | Caixabank
Disclosure of transactions between related parties [line items]
Nominal amount of hedging instrument		264,000,000	542,000,000
Derivative fair value		(26,000,000)	(11,000,000)
Collateral guarantees on derivatives		€ 21,000,000	€ 10,000,000